Income Taxes - Narrative (Details) - USD ($)			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income Tax Contingency [Line Items]
Income tax expense (benefit)	$ 1,505,000,000	$ 666,000,000	$ (385,000,000)	$ 657,000,000	$ 845,000,000	$ 388,000,000	$ (97,000,000)	$ (99,000,000)	$ (253,000,000)	$ 1,115,000,000	$ 1,505,000,000	[1]	$ 666,000,000	[1]	$ (854,000,000)
Income taxes paid (refunded)											(5,000,000)	[2]	(403,000,000)	[2]	4,000,000
Income taxes paid (refunded), including interest											(314,000,000)
Income taxes paid (refunded), interest											(24,000,000)
Income taxes paid (refunded), refunds from overpayment											(73,000,000)
Increase (decrease) in valuation allowance											908,000,000		0
Decrease resulting from tax reserves position													(2,000,000)
Interest expense accrued			0				0				0		0
Other Comprehensive Income (Loss)
Income Tax Contingency [Line Items]
Increase (decrease) in valuation allowance											906,000,000
Deferred Tax Assets, Life Insurance Group
Income Tax Contingency [Line Items]
Deferred tax assets, amount to be realized			$ 320,000,000				$ 1,716,000,000				320,000,000		1,716,000,000
Increase (decrease) in valuation allowance											906,000,000		0
Deferred Tax Assets, Non-Life Companies
Income Tax Contingency [Line Items]
Increase (decrease) in valuation allowance											$ 4,000,000		$ 2,000,000
CARES Act
Income Tax Contingency [Line Items]
Income tax expense (benefit)															$ (16,000,000)

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.